Note 1 - Description of Business	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
Note
1.
Description of the Business

Avalon Holdings Corporation (“Avalon” or the “Company”) was formed on
April 30, 1998
as a subsidiary of American Waste Services, Inc. (“AWS”). On
June 17, 1998,
AWS distributed, as a special dividend, all of the outstanding shares of capital stock of Avalon to the holders of AWS common stock on a pro rata and corresponding basis.

Avalon provides waste management services to industrial, commercial, municipal and governmental customers in selected northeastern and midwestern U.S. markets, captive landfill management services and salt water injection well operations. In addition, Avalon owns Avalon Resorts and Clubs, Inc. (“ARCI”), which includes the operation and management of three
golf courses and associated clubhouses, athletic and fitness centers, tennis courts, salon and spa services, dining and banquet facilities and a travel agency. ARCI also owns and operates a hotel and related resort amenities including dining, banquet and conference facilities, fitness center, indoor junior Olympic size swimming pool and tennis courts.